Financing Guarantee Liabilities - Summary Of Movement Of Gross Carrying Amount Of Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	¥ 331,401,433
Ending balance	219,636,422	¥ 331,401,433
Financial guarantee contracts [member] | Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	68,502,938	64,731,369	¥ 20,969,026
New guarantee contracts originated	38,342,179	59,085,462	71,968,587
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(51,941,630)	(55,313,893)	(28,206,244)
Ending balance	54,903,487	68,502,938	64,731,369
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	67,011,692	64,416,918	20,898,499
New guarantee contracts originated	38,342,179	59,085,462	71,968,587
Transfers financial assets Stage	(6,666,043)	(5,760,786)	(1,261,287)
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(44,798,214)	(50,729,902)	(27,188,881)
Ending balance	53,889,614	67,011,692	64,416,918
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(7,000,050)	(5,887,854)	(1,296,115)
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	334,007	127,068	34,828
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	1,491,246	314,451	70,527
Transfers financial assets Stage	6,666,043	5,760,786	1,261,287
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(7,143,416)	(4,583,991)	(1,017,363)
Ending balance	1,013,873	1,491,246	314,451
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	7,000,050	5,887,854	1,296,115
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(334,007)	(127,068)	(34,828)
Financial guarantee contracts [member] | Accumulated Impairment [Member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	5,763,369	2,697,109	748,674
New guarantee contracts originated	676,224	980,980	1,126,819
Transfers financial assets Stage	562,600	925,305	197,301
Net impact on expected credit loss by stage transfers	562,600	925,305	197,301
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(9,564,536)	(6,538,168)	(1,865,476)
Changes in parameters of expected credit loss model	6,747,875	7,698,143	2,489,791
Ending balance	4,185,532	5,763,369	2,697,109
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	4,375,720	2,402,385	688,080
New guarantee contracts originated	676,224	980,980	1,126,819
Transfers financial assets Stage	(5,691,521)	(4,462,900)	(978,068)
Net impact on expected credit loss by stage transfers	(199,731)	(63,416)	(17,444)
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,830,662)	(2,201,596)	(911,219)
Changes in parameters of expected credit loss model	6,700,989	7,656,851	2,476,773
Ending balance	3,230,750	4,375,720	2,402,385
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(5,805,478)	(4,514,480)	(993,204)
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	313,688	114,996	32,580
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	1,387,649	294,724	60,594
Transfers financial assets Stage	6,254,121	5,388,205	1,175,369
Net impact on expected credit loss by stage transfers	762,331	988,721	214,745
Guarantee liabilities de-recognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(6,733,874)	(4,336,572)	(954,257)
Changes in parameters of expected credit loss model	46,886	41,292	13,018
Ending balance	954,782	1,387,649	294,724
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	5,805,478	4,514,480	993,204
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	¥ (313,688)	¥ (114,996)	¥ (32,580)